UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund
(Investor Class: WCMRX)
(Institutional Class: WCMIX)

SEMI-ANNUAL REPORT
October 31, 2012

www.wcminvestfunds.com

WCM Focused International Growth Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Supplemental Information	16
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Focused International Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.4%
	ARGENTINA – 3.9%
619,873	Arcos Dorados Holdings, Inc. - Class A	$8,002,560

	BERMUDA – 3.2%
226,827	Lazard Ltd. - Class A	6,682,323

	BRAZIL – 3.1%
343,470	BRF - Brasil Foods S.A. - ADR	6,292,370

	CANADA – 8.3%
95,387	Canadian National Railway Co.	8,239,529
219,046	Potash Corp. of Saskatchewan, Inc.	8,842,887
		17,082,416
	CHINA – 7.2%
3,878,880	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	5,245,213
145,000	Tencent Holdings Ltd.	5,126,419
3,202,000	Want Want China Holdings Ltd.	4,379,481
		14,751,113
	DENMARK – 9.1%
57,223	Novo Nordisk A/S - ADR	9,172,275
346,710	Novozymes A/S – B shares	9,578,373
		18,750,648
	FRANCE – 7.6%
84,603	L'Oreal S.A.	10,776,048
30,434	LVMH Moet Hennessy Louis Vuitton S.A.	4,946,630
		15,722,678
	JAPAN – 7.3%
45,378	FANUC Corp.	7,224,782
167,769	Sysmex Corp.	7,891,427
		15,116,209
	MEXICO – 3.4%
4,115	Coca-Cola Femsa S.A.B. de C.V. - ADR	526,350
2,194,650	Wal-Mart de Mexico S.A.B. de C.V.	6,481,374
		7,007,724
	NETHERLANDS – 6.6%
106,405	ASML Holding N.V.	5,849,083
75,383	Core Laboratories N.V.	7,814,202
		13,663,285

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	PORTUGAL – 2.1%
244,690	Jeronimo Martins SGPS S.A.	$4,281,568

	SOUTH AFRICA – 2.2%
216,395	Shoprite Holdings Ltd.	4,449,866

	SWEDEN – 4.3%
337,419	Elekta A.B. - B Shares	4,807,263
211,635	Svenska Cellulosa A.B. - B Shares	4,122,366
		8,929,629
	SWITZERLAND – 14.7%
109,295	ACE Ltd.	8,596,052
36,640	Kuehne + Nagel International A.G.	4,276,568
132,572	Nestle S.A.	8,412,976
4,236	SGS S.A.	8,969,604
		30,255,200
	TAIWAN – 5.3%
691,415	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,993,499

	UNITED KINGDOM – 3.8%
244,874	ARM Holdings PLC - ADR	7,921,674

	UNITED STATES – 4.3%
283,167	Coca-Cola Enterprises, Inc.	8,902,770

	TOTAL COMMON STOCKS (Cost $187,797,762)	198,805,532

	SHORT-TERM INVESTMENTS – 4.3%
8,766,953	Fidelity Institutional Money Market, 0.14%1	8,766,953

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,766,953)	8,766,953

	TOTAL INVESTMENTS – 100.7% (Cost $196,564,715)	207,572,485
	Liabilities in Excess of Other Assets – (0.7)%	(1,454,995)

	TOTAL NET ASSETS – 100.0%	$206,117,490

ADR – American Depository Receipt
PLC – Public Limited Company

1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	28.4%
Industrials	13.9%
Health Care	13.2%
Information Technology	12.0%
Materials	8.9%
Financials	7.4%
Consumer Discretionary	6.3%
Energy	3.8%
Telecommunication Services	2.5%
Total Common Stocks	96.4%
Short-Term Investments	4.3%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2012 (Unaudited)

Assets:
Investments, at value (cost $196,564,715)	$207,572,485
Receivables:
Investment securities sold	486,057
Fund shares sold	343,192
Dividends and interest	287,215
Prepaid expenses	39,221
Total assets	208,728,170

Liabilities:
Payables:
Investment securities purchased	1,940,373
Fund shares redeemed	433,387
Advisory fees	170,407
Shareholder Servicing fees (Note 7)	9,913
Distribution fees - Investor Class (Note 8)	610
Administration fees	20,221
Fund accounting fees	11,326
Custody fees	10,283
Audit fees	7,678
Transfer agent fees and expenses	4,061
Chief Compliance Officer fees	1,390
Trustees' fees and expenses	328
Accrued other expenses	703
Total liabilities	2,610,680
Net Assets	$206,117,490

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$196,422,023
Accumulated net investment income	975,958
Accumulated net realized loss on investments and foreign currency transactions	(2,283,939)
Net unrealized appreciation/depreciation on:
Investments	11,007,771
Foreign currency translations	(4,323)
Net Assets	$206,117,490

Investor Class:
Net assets applicable to shares outstanding	$1,181,382
Shares of beneficial interest issued and outstanding	125,654
Net asset value, offering and redemption price per share	$9.40

Institutional Class:
Net assets applicable to shares outstanding	$204,936,107
Shares of beneficial interest issued and outstanding	21,732,404
Net asset value, offering and redemption price per share	$9.43

See Accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $104,856)	$1,542,191
Interest	10,187
Total income	1,552,378

Expenses:
Advisory fees	761,976
Administration fees	91,835
Fund accounting fees	38,983
Custody fees	27,916
Shareholder Servicing fees (Note 7)	27,222
Transfer agent fees and expenses	23,452
Registration fees	17,387
Legal fees	11,539
Audit fees	7,677
Chief Compliance Officer fees	4,535
Shareholder reporting fees	4,295
Offering costs	4,039
Trustees' fees and expenses	3,796
Distribution fees - Investor Class (Note 8)	1,000
Insurance fees	736
Miscellaneous expenses	6,783

Total expenses	1,033,171
Advisory fees recovered	86,683
Net expenses	1,119,854
Net investment income	432,524

Realized and Unrealized Gain (Loss) from Investments:
Net realized loss on:
Investments	(2,902,670)
Foreign currency transactions	(12,406)
Net realized loss	(2,915,076)
Net change in unrealized appreciation/depreciation on investments:
Investments	4,357,531
Foreign currency translations	(7,535)
Net change in unrealized appreciation/depreciation	4,349,996
Net realized and unrealized gain on investments	1,434,920

Net Increase in Net Assets from Operations	$1,867,444

See Accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Period
	October 31, 2012	May 31, 2011*
	(Unaudited)	to April 30, 2012
Increase in Net Assets from:
Operations:
Net investment income	$432,524	$528,487
Net realized gain (loss) on investments and foreign currency transactions	(2,915,076)	616,447
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	4,349,996	6,653,452
Net increase from payments by affiliates (Note 3)	-	1,148
Net increase in net assets resulting from operations	1,867,444	7,799,534

Capital Transactions:
Net proceeds from shares sold:
Institutional class	65,693,491	143,588,010
Investor class	718,882	435,852
Cost of shares redeemed:
Institutional class1	(7,004,635)	(6,968,109)
Investor class	(12,979)	-
Net change in net assets from capital transactions	59,394,759	137,055,753

Total increase in net assets	61,262,203	144,855,287

Net Assets:
Beginning of period	144,855,287	-
End of period	$206,117,490	$144,855,287

Accumulated net investment income	$975,958	$543,434

Capital Share Transactions:
Shares sold:
Institutional class	7,266,738	15,993,127
Investor class	79,427	47,638
Shares redeemed:
Institutional class	(759,603)	(767,858)
Investor class	(1,411)	-
Net increase in capital share transactions	6,585,151	15,272,907

*	Commencement of operations.
1	Net of redemption fees of $197 and $6,667, respectively

See Accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Period
	October 31, 2012		August 31, 2011*
	(Unaudited)		to April 30, 2012
Net asset value, beginning of period	$9.47		$9.29
Income from Investment Operations
Net investment income1	0.01		0.09
Net realized and unrealized gain on investments
and foreign currency	(0.08)		0.09
Total from investment operations	(0.07)		0.18

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.40		$9.47

Total return	(0.74)%	3	1.94%	3

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,181		$451

Ratio of expenses to average net assets:
Before fees waived/recovered	1.40%	4	1.75%	4
After fees waived/recovered	1.50%	4	1.50%	4
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.33%	4	1.24%	4
After fees waived/recovered	0.23%	4	1.49%	4
Portfolio turnover rate	23%	3	27	3

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See Accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Period
	October 31, 2012		May 31, 2011*
	(Unaudited)		to April 30, 2012
Net asset value, beginning of period	$9.48		$10.00
Income from Investment Operations
Net investment income1	0.02		0.08
Net realized and unrealized gain on investments
and foreign currency	(0.07)		(0.60)
Total from investment operations	(0.05)		(0.52)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.43		$9.48

Total return	(0.53)%	3	(5.20)%	3

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$204,936		$144,404

Ratio of expenses to average net assets:
Before fees waived/recovered	1.15%	4	1.44%	4
After fees waived/recovered	1.25%	4	1.25%	4
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.58%	4	0.73%	4
After fees waived/recovered	0.48%	4	0.92%	4
Portfolio turnover rate	23%	3	27%

*	Commencement of operations.
1	Calculated based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See Accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2012 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Institutional Class shares commenced operations on May 31, 2011.  The Investor Class shares commenced operations on August 31, 2011.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012 (Unaudited)

markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012 (Unaudited)

tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Class Allocations
The two classes represent interests in the same portfolio of investments and have the same rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% and 1.25% of the Fund's average daily net assets for Investor Class and Institutional Class, respectively until August 31, 2012.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012 (Unaudited)

For the six months ended October 31, 2012, the Advisor recovered $86,683 of previously waived advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. During the six months ended October 31, 2012, the Advisor recaptured previously waived fees of $86,683.  At October 31, 2012, the amount of these potentially recoverable expenses was $18,626.  The Advisor may recapture a portion of this amount no later than April 30, 2015.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$196,614,475

Gross Unrealized Appreciation	$17,895,916
Gross Unrealized Depreciation	(6,942,229)
Net Unrealized Appreciation/Depreciation on Investments and Foreign currency translations
and Foreign Currency Translations	$10,953,687

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,211,862
Undistributed long-term capital gains	―
Accumulated earnings	1,211,862
Accumulated capital and other losses	―

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012 (Unaudited)

Unrealized appreciation (depreciation) on investments and foreign currency translations	6,616,161
Total accumulated earnings (deficit)	$7,828,023

Note 5 – Redemptions Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the six months ended October 31, 2012, the Fund received $197 in redemption fees with respect to the Institutional Class.

Note 6 – Investment Transactions
For the six months ended October 31, 2012, purchases and sales of investments, excluding short-term investments, were $98,726,389 and $38,911,737 respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2012, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.  The Institutional Class does not pay any distribution fees.

For the six months ended October 31, 2012 distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$198,805,532	$-	$-	$198,805,532
Short-Term Investments	8,766,953	-	-	8,766,953
Total Investments	$207,572,485	$-	$-	$207,572,485

*The Fund did not hold any Level 2 or 3 securities at period end.
1 All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels at period end.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012 (Unaudited)

Note 11 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 14-15, 2012, and September 26-27, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management (the “Investment Advisor”) with respect to the WCM Focused International Growth Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with the returns of the MSCI ACWI Ex USA Index and the returns of a select group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Foreign Large Core Universe for the one-year period ended June 30, 2012.  With respect to the performance results of the Fund, the Trustees noted that the meeting materials indicated that the annualized total returns of the Fund exceeded the returns of the MSCI ACWI Ex USA Index and the Peer Group and Foreign Large Core Universe medians for the one-year period.  The Board noted that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) were the same as the Peer Group median and slightly higher than the Universe median, and the total expenses paid by the Fund (net of fee waivers) were higher than the Fund’s Peer Group and Universe medians, although they were not the highest in the Peer Group.  The Trustees noted, however, that the Investment Advisor was waiving a small portion of its advisory fee with respect to the Fund because of the Fund’s low asset levels.  The Board observed that the Fund’s advisory fee was lower than the standard fees charged by the Investment Advisor to its separate account clients managed using the same strategies.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, which they determined was reasonable.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

WCM Focused International Growth Fund
FUND EXPENSES – October 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/01/12 to 10/31/12.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12 – 10/31/12
Investor Class
Actual Performance	$1,000.00	$992.60	$7.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.61
Institutional Class
Actual Performance	$1,000.00	$994.70	$6.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.71	$6.35

* Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444

Privacy Principles of the WCM Focused International Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Focused International Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 888-988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 888-988-9801, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 888-988-9801.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

WCM Focused International Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 888-988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 9, 2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 9, 2013